Retirement Benefits (Changes In Fair Value Measurements Of Level 3 Investments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of period	$ 920	$ 795
Relating to assets still held at the reporting date	20	53
Relating to assets sold during the period	102	48
Purchases	96	146
Sales	(224)	(122)
Fair Value at December 31	914	920
Insurance Group Annuity Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of period	2	3
Sales		(1)
Fair Value at December 31	$ 2	$ 2